Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2024		1,040
Balance, beginning of period at Mar. 31, 2024	$ 5,295	$ 2	$ 2,171	$ 371	$ 2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	582				582
Other comprehensive income (loss), net of tax	(26)			(26)
Share-based compensation cost	627		627
Issuance of vested shares from share-based payment arrangements (in shares)		14
Tax withholding on vested shares from share-based payment arrangements	(59)		(59)
Balance, ending of period (in shares) at Dec. 31, 2024		1,054
Balance, ending of period at Dec. 31, 2024	6,419	$ 2	2,739	345	3,333
Balance, beginning of period (in shares) at Sep. 30, 2024		1,051
Balance, beginning of period at Sep. 30, 2024	6,012	$ 2	2,519	410	3,081
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	252				252
Other comprehensive income (loss), net of tax	(65)			(65)
Share-based compensation cost	227		227
Issuance of vested shares from share-based payment arrangements (in shares)		3
Tax withholding on vested shares from share-based payment arrangements	(7)		(7)
Balance, ending of period (in shares) at Dec. 31, 2024		1,054
Balance, ending of period at Dec. 31, 2024	$ 6,419	$ 2	2,739	345	3,333
Balance, beginning of period (in shares) at Mar. 31, 2025	1,057	1,057
Balance, beginning of period at Mar. 31, 2025	$ 6,839	$ 2	2,922	372	3,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	591				591
Other comprehensive income (loss), net of tax	17			17
Share-based compensation cost	791		791
Issuance of vested shares from share-based payment arrangements (in shares)		9
Issuance of ordinary shares under Employee Stock Purchase Plan	35		35
Tax withholding on vested shares from share-based payment arrangements (in shares)		(4)
Tax withholding on vested shares from share-based payment arrangements	$ (475)		(475)
Balance, ending of period (in shares) at Dec. 31, 2025	1,062	1,062
Balance, ending of period at Dec. 31, 2025	$ 7,798	$ 2	3,273	389	4,134
Balance, beginning of period (in shares) at Sep. 30, 2025		1,061
Balance, beginning of period at Sep. 30, 2025	7,407	$ 2	3,101	393	3,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	223				223
Other comprehensive income (loss), net of tax	(4)			(4)
Share-based compensation cost	285		285
Issuance of vested shares from share-based payment arrangements (in shares)		2
Tax withholding on vested shares from share-based payment arrangements (in shares)		(1)
Tax withholding on vested shares from share-based payment arrangements	$ (113)		(113)
Balance, ending of period (in shares) at Dec. 31, 2025	1,062	1,062
Balance, ending of period at Dec. 31, 2025	$ 7,798	$ 2	$ 3,273	$ 389	$ 4,134